UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Floor
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

MUHLENKAMP FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 89.2%
Airlines - 2.1%
Delta Air Lines, Inc.	112,500	$5,424,750
Biotechnology - 11.3%
Biogen, Inc. (a)	17,700	5,542,224
Bioverativ, Inc. (a)	8,850	505,069
Celgene Corporation (a)	54,000	7,874,280
Gilead Sciences, Inc.	180,000	14,583,600
		28,505,173
Capital Markets - 2.8%
Federated Investors, Inc. - Class B	235,000	6,979,500
Chemicals - 5.9%
Celanese Corporation - Series A (c)	88,000	9,175,760
DowDuPont, Inc.	82,900	5,739,167
		14,914,927
Computers & Peripherals - 7.7%
Apple, Inc.	125,730	19,377,508
Electronic Equipment, Instruments & Components - 1.8%
Universal Display Corporation	35,000	4,509,750
Health Care Providers & Services - 8.1%
Express Scripts Holding Company (a)	38,550	2,440,986
McKesson Corporation	56,500	8,678,965
UnitedHealth Group, Inc.	47,000	9,204,950
		20,324,901
Internet Software & Services - 3.4%
Tencent Holdings Ltd. - ADR	195,800	8,598,557
IT Services - 6.9%
Alliance Data Systems Corporation	55,225	12,235,099
Cognizant Technology Solutions Corporation - Class A	71,110	5,158,319
		17,393,418
Media - 1.1%
Naspers - Class N - ADR	61,250	2,688,875
Oil, Gas & Consumable Fuels - 6.2%
Cameco Corporation (b)	670,000	6,478,900
Dynagas LNG Partners LP (b)	165,272	2,303,892
GasLog Partners LP (b)	95,000	2,208,750
Golar LNG Partners LP (b)	200,000	4,646,000
		15,637,542
Pharmaceuticals - 6.3%
Bristol-Myers Squibb Company	150,000	9,561,000
Lannett Company, Inc. (a)	344,874	6,362,925
		15,923,925
Semiconductors & Semiconductor Equipment - 10.1%
Microchip Technology, Inc.	69,800	6,266,644
ON Semiconductor Corporation (a)(c)	1,040,000	19,208,800
		25,475,444
Software - 5.9%
Microsoft Corporation	200,000	14,898,000
Specialty Retail - 1.6%
GameStop Corporation - Class A	200,690	4,146,255
Textiles, Apparel & Luxury Goods - 3.5%
Hanesbrands, Inc.	362,500	8,932,000
Trading Companies & Distributors - 4.5%
Rush Enterprises, Inc. - Class A (a)	247,688	11,465,478
Total Common Stocks
(Cost $151,619,536)		225,196,003

EXCHANGE-TRADED FUND - 3.3%
SPDR Gold Shares (a)
Total Exchange-Traded Fund
(Cost $8,236,557)	68,075	8,276,558

SHORT-TERM INVESTMENT - 8.0%
Fidelity Institutional Government Portfolio - Class I, 0.91% (d)
Total Short-Term Investment
(Cost $20,156,432)	20,156,432	20,156,432

TOTAL INVESTMENTS
(Cost $180,012,525) - 100.5%		253,628,993
Liabilities in Excess of Other Assets - (0.5)%		(1,338,182)
TOTAL NET ASSETS - 100.0%		$252,290,811

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign company.
(c)	Shares are held as collateral for all or a portion of a corresponding written option contract. The value of the collateral on September 30, 2017 was $28,384,560.
(d)	The rate shown is the annualized seven day effective yield as of September 30, 2017.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (S&P).  GICS is a service market MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Notional Amount	Value
WRITTEN CALL OPTIONS - (0.4)%
Celanese Corp.
Expiration March 2018, Exercise Price $97.50	100	$1,042,700	$101,000
ON Semiconductor Corp.
Expiration April 2018, Exercise Price $17.00	1,000	1,847,000	277,500
ON Semiconductor Corporation
Expiration October 2017, Exercise Price $15.00	2,000	3,694,000	700,000
Total Written Call Options
(Premiums received $477,289)			$1,078,500

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s net assets as of September 30, 2017:

		Level 1	Level 2	Level 3	Total
Common Stocks		$225,196,003	$-	$-	$225,196,003
Exchange-Traded Fund		8,276,558	-	-	8,276,558
Short-Term Investment		20,156,432	-	-	20,156,432
Total Investments in Securities		$253,628,993	$-	$-	$253,628,993

Written Call Options		$-	$1,078,500	$-	$1,078,500

Transfers between Levels are recognized at the end of the reporting period. During the period ended September 30, 2017, the Fund recognized no transfers between Levels. The Fund did not invest in any Level 3 investments during the period.

Fair values of derivative instruments as of September 30, 2017:
	Asset Derivatives		Liability Derivatives
	Description	Fair Value	Description	Fair Value
Equity Contracts	None applicable.	$-	Written Call Options	$1,078,500
Total Derivative Instruments		$-		$1,078,500

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

	Investments	Written Options	Total
Cost	$180,012,525	$(477,289)	$179,535,236

Gross unrealized appreciation	77,392,229	-	77,392,229
Gross unrealized depreciation	(3,775,761)	(601,211)	(4,376,972)
Net unrealized appreciation	$73,616,468	$(601,211)	$73,015,257

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  November 27, 2017

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  November 27, 2017